NFJ DIVIDEND VALUE PORTFOLIO
NFJ DIVIDEND VALUE PORTFOLIO
Investment Objective
The Portfolio seeks long-term growth of capital and income.
Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of Affiliated Funds or Variable Contracts (each as defined below) through which investors may invest indirectly into the Portfolio. If it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment): None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NFJ DIVIDEND VALUE PORTFOLIO
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.29%
Total Annual Portfolio Operating Expenses		1.24%
[1]	Other Expenses have been restated to exclude 0.05% in offering expenses incurred during the fiscal year ended December 31, 2013 and to include an estimated 0.05% in expected payments to the Manager, for the fiscal year ending December 31, 2014, as recoupment for fees and/or expenses that the Manager waived or reimbursed in a prior fiscal year pursuant to the Portfolio's contractual expense limitation.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Portfolio shares for the time periods indicated, your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. These Examples do not take into account the fees and expenses of Affiliated Funds or Variable Contracts (each as defined below) through which investors may invest indirectly into the Portfolio. If they did, expenses would be higher.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
NFJ DIVIDEND VALUE PORTFOLIO	126	383	659	1,448

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Portfolio’s portfolio turnover rate for the fiscal year ended December 31, 2013 was 22% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Examples above, can adversely affect the Portfolio’s investment performance.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal conditions, the Portfolio will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Portfolio’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Portfolio representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Portfolio’s selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. In addition, a portion of the securities selected for the Portfolio are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Portfolio. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Portfolio may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

Market Risk:  The Portfolio will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Portfolio will be affected by factors specific to the issuers of securities and other instruments in which the Portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Portfolio to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Portfolio invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Portfolio will be affected by the allocation determinations, investment decisions and techniques of the Portfolio’s management.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in this Prospectus for a more detailed description of the Portfolio’s risks. It is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Portfolio by showing changes in its total return from year to year and by comparing the Portfolio’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. Performance shown does not reflect any charges or expenses imposed by an insurance company and if it did, performance would be lower. Past performance is not necessarily predictive of future performance.

Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 1/1/2013-3/31/2013	9.92%
Lowest 4/1/2013-6/30/2013	3.68%

Average Annual Total Returns (for periods ended 12/31/13)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, Portfolio Inception	Average Annual Returns, Inception Date
NFJ DIVIDEND VALUE PORTFOLIO	29.77%	24.06%	Aug. 30, 2012
NFJ DIVIDEND VALUE PORTFOLIO Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	28.27%	Aug. 30, 2012
NFJ DIVIDEND VALUE PORTFOLIO Lipper Equity Income Funds Average	27.80%	23.35%	Aug. 30, 2012